Finance costs and finance income	12 Months Ended
Dec. 31, 2021
Finance costs and revenues [Line Items]
Finance costs and finance income

29.   Finance costs and finance income

(a)	This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	338	1,074	4,971
Interests on third parties loans	203	355	460
Interests from financial instruments	114	—	—
Interests on loans to related parties, note 32(a)	89	114	86
Interests on tax claims	75	352	16
Other	303	155	280
	1,122	2,050	5,813
Unrealized change of the fair value related to contingent consideration liability (b)	4,382	—	—
Accrual of other account receivable	448	—	237
Financial obligations amortized costs, note 16(g)	—	361	—
Total finance revenues	5,952	2,411	6,050

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Finance costs:
Interest on borrowings	17,166	23,178	28,418
Interest related to senior notes	13,343	—	—
Commissions for bond letters issued to SUNAT	12,124	—	—
Settlement of hedging financial instruments, note 34(c)	1,547	146	—
Tax on financial transactions	193	107	166
Interest on loans	43	55	1
Interest on commercial obligations	—	626	—
Other	—	37	141
	44,416	24,149	28,726
Amortized cost of financial obligations, note 16(g)	8,837	—	—
Accretion expense for mine closure, note 15(b)	5,598	6,672	10,390
Accrual of debt issuance costs, note 16(g)	885	976	2,109
Accrual of costs for bond issuance, note 16(g)	717	—	—
Accretion expense for leases related to rights in use, note 16(g)	176	180	293
Unrealized change of the fair value related to contingent consideration liability (b)	—	5,690	655
Other	—	155	—
	60,629	37,822	42,173

(b)	Contingent consideration -

On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (“Gold Fields”) 51% of the voting shares of Canteras del Hallazgo S.A.C., which represent the whole interest of Gold Fields in the equity of such entity.

Through the merger with Canteras del Hallazgo S.A.C, the Group is the owner of the Chucapaca project, which is located in the Ichuña district, in the General Sanchez Cerro province, in the Moquegua department, Peru. According to previously performed studies, there is evidence of the existence of gold, silver, copper and antimony in the area, specifically in the Canahuire deposit.

The purchase and sale agreement considered a contingent consideration of US$23,026,000, which corresponds to the present value of the future royalty payments equivalent to 1.5% over the future sales of the minerals arising from the mining properties acquired. The fair value of the future royalty payments was determined using the income approach.

Significant increase (decrease) in the future sales of mineral would result in higher (lower) fair value of the contingent consideration liability, while significant increase (decrease) in the discount rate would result in lower (higher) fair value of the liability. Changes in the fair value of this contingent consideration have been recognized through profit or loss in the consolidated statement of profit or loss.

As of December 31, 2021 and 2020, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2021 reflects this assumption and changes in metal prices.

(c)	A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	22,100	16,410	15,755

Variation of the fair value in profit and loss	(4,382)	5,690	655
Ending balance	17,718	22,100	16,410

Significant unobservable valuation inputs are provided below:

	2021	2020

Annual average of future sales of mineral (US$000)	193,972	222,238
Useful life of mining properties	14	14
Pre-tax discount rate (%)	9.7	9.3

The Group has the preferential right of acquisition of the royalty in case Gold Fields decides to sell it.

Minera Yanacocha SRL and subsidiary [Member]
Finance costs and revenues [Line Items]
Finance costs and finance income

23.  Finance costs

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Interest on tax contingency and others, note 24	54,580	—	16,938
Unwinding of the discount of the provision for mining closure, note 13(b)	33,609	32,049	36,709
Commissions of guarantee letters	3,059	3,153	2,485
Unwinding of debt instruments, note 15	1,722	1,497	1,497

	92,970	36,699	57,629